UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	2/28/25

Item 1. Reports to Stockholders.

(a)

FM Compounders Equity ETF

(FMCE) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about FM Compounders Equity ETF for the period of November 8, 2024 to February 28, 2025. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmce/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$22	0.70%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

From its launch on November 8th, 2024 through fiscal year-end February 28th, 2025, FMCE returned 2.74% vs. -1.69% for the S&P 500  Equal Weight Index.

FMCE’s outperformance in the period was driven by its concentration in Financials, which the portfolio was heavily oriented towards at launch.

The largest contributors to FMCE’s performance in the period (enumerated with return contribution) were:  Visa Inc. +0.9%, Berkshire Hathaway Inc. +0.7%, Progressive Corp. +0.6%, Philip Morris +0.6%, and Mastercard Inc.  +0.4%.  The largest detractors to performance were: M&T Bank Corp.  -0.3%, Alison Transmission Holdings Inc.  -0.3%, Applied Materials Inc.  -0.2%, Blackline Inc.  -0.2%, and Diageo PLC  -0.2%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Compounders Equity ETF - NAV
S&P 500® Equal Weight Index
$15,000
$10,000
$5,000
$0
$10,274
$9,831
11/08/24
11/30/24
12/31/24
01/31/25
02/28/25

	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831

Average Annual Total Returns

Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	2.74%
S&P 500® Equal Weight Index	-1.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$60,174,276
Number of Portfolio Holdings	76
Advisory Fee	$135,081
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 36.4%
Technology 19.0%
Consumer Staples 16.5%
Health Care 6.1%
Industrials 5.5%
Consumer Discretionary 3.8%
Communications 3.6%
Money Market Funds 3.6%
Energy 3.1%
Materials 1.2%
Utilities 0.9%
Real Estate 0.2%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	0.2%
Utilities	0.9%
Materials	1.2%
Energy	3.1%
Money Market Funds	3.6%
Communications	3.6%
Consumer Discretionary	3.8%
Industrials	5.5%
Health Care	6.1%
Consumer Staples	16.5%
Technology	19.0%
Financials	36.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.7%
American Express Company	6.6%
Visa, Inc., Class A	6.2%
Progressive Corporation (The)	5.8%
Mastercard, Inc., Class A	5.2%
Goldman Sachs Financial Square Government Fund, Institutional Class	3.6%
Unilever plc	3.3%
White Mountains Insurance Group Ltd.	3.0%
Philip Morris International, Inc.	2.8%
M&T Bank Corporation	2.5%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

FM Compounders Equity ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fmexcelsioretfs.com/fmce/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-FMCE

FM Focus Equity ETF

(FMCX) NYSE Arca, Inc.

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about FM Focus Equity ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmcx/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$75	0.70%

How did the Fund perform during the reporting period?

For the fiscal year ended February 28th 2025, FMCX returned 13.57% vs. 18.41% for the S&P 500 Total Return Index and 12.5% for the S&P Equal Weight Index. FMCX’s underperformance in the period was driven by: i) certain individual holdings lagging and ii) the growing concentration of the so-called "Magnificent 7" driving an outsized portion (37%) of the S&P 500 Total Return Index in the period.

The largest contributors to FMCX performance in the period (enumerated with return contribution) were: KKR +2.8%, Oracle +1.9%, Broadcom Inc. +1.7%, General Electric Co+1.6%, and Aspen Technology Inc. +1.5%. The largest detractors to performance in the period were: Nice Ltd. -1.9%, Nike -0.8%, McDonald’s Corp -0.5%, Lululemon -0.5%, and Applied Materials Inc. -0.4%.

KKR, which returned 38.9% in the period, has remained FMCX’s top holding since launch. We seized upon additional opportunities presented by market volatility during the fiscal year to add to existing holdings where we continue to have high conviction, as well as to initiate new positions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Focus Equity ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,571
$13,075
04/22/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
02/28/25

	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
06/30/22	$8,892	$8,892
09/30/22	$8,408	$8,458
12/31/22	$8,938	$9,097
03/31/23	$9,419	$9,779
06/30/23	$10,191	$10,634
09/30/23	$9,701	$10,286
12/31/23	$10,898	$11,489
03/31/24	$11,845	$12,701
06/30/24	$11,754	$13,246
09/30/24	$12,842	$14,025
12/31/24	$13,004	$14,363
02/28/25	$13,075	$14,571

Average Annual Total Returns

	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	13.57%	9.85%
S&P 500® Index	18.41%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$101,218,017
Number of Portfolio Holdings	33
Advisory Fee	$678,141
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Money Market Funds	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.2%
Financials
16.8%
Consumer Discretionary
15.9%
Industrials
11.3%
Money Market Funds
9.7%
Communications
8.0%
Materials
4.1%
Health Care
1.0%

Value	Value
Health Care	1.0%
Materials	4.1%
Communications	8.0%
Money Market Funds	9.7%
Industrials	11.3%
Consumer Discretionary	15.9%
Financials	16.8%
Technology	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Class	9.7%
KKR & Company, Inc.	6.2%
Berkshire Hathaway, Inc., Class A	6.1%
Microsoft Corporation	5.6%
General Electric Company	5.4%
O'Reilly Automotive, Inc.	4.7%
Lowe's Companies, Inc.	4.6%
Salesforce, Inc.	4.3%
Broadcom, Inc.	4.2%
Take-Two Interactive Software, Inc.	4.2%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

FM Focus Equity ETF

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://fmexcelsioretfs.com/fmcx/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-FMCX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $28,700

2024 - $14,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $9,000

2024 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2025, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FM Focus Equity ETF (FMCX)
(formerly known as FMC Excelsior Focus Equity ETF)

FM Compounders Equity ETF (FMCE)

Annual Financial Statements and Additional Information

February 28, 2025

1-888-530-2448
www.fmexcelsioretfs.com

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 90.3%
	APPAREL & TEXTILE PRODUCTS - 2.1%
26,783	NIKE, Inc., Class B	$2,127,374

	ASSET MANAGEMENT - 6.2%
46,312	KKR & Company, Inc.	6,279,444

	CHEMICALS - 4.1%
8,799	Linde plc	4,109,573

	DIVERSIFIED INDUSTRIALS - 5.4%
26,523	General Electric Company	5,489,730

	ELECTRICAL EQUIPMENT - 1.5%
883	GE Vernova, LLC	295,964
13,272	Veritiv Holdings Company	1,263,096
		1,559,060
	ENTERTAINMENT CONTENT - 4.2%
19,934	Take-Two Interactive Software, Inc.(a)	4,225,610

	INSURANCE - 9.0%
8	Berkshire Hathaway, Inc., Class A(a)	6,200,000
10,231	Chubb Ltd.	2,920,746
		9,120,746
	INTERNET MEDIA & SERVICES - 3.9%
8,003	Alphabet, Inc., Class A	1,362,751
14,780	Alphabet, Inc., Class C	2,545,411
		3,908,162
	LEISURE FACILITIES & SERVICES - 2.1%
18,322	Starbucks Corporation	2,121,871

	MACHINERY - 3.6%
36,213	Veralto Corporation	3,612,609

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,875	Thermo Fisher Scientific, Inc.	$991,800

	RETAIL - DISCRETIONARY - 11.7%
715	AutoZone, Inc.(a)	2,497,502
18,658	Lowe’s Companies, Inc.	4,639,125
3,438	O’Reilly Automotive, Inc.(a)	4,722,574
		11,859,201
	SEMICONDUCTORS - 11.6%
15,032	Applied Materials, Inc.	2,376,108
3,680	ASML Holding N.V. - ADR	2,609,414
21,312	Broadcom, Inc.	4,250,252
82,690	Intel Corporation	1,962,234
4,496	NVIDIA Corporation	561,640
		11,759,648
	SOFTWARE - 17.6%
3,016	ANSYS, Inc.(a)	1,005,082
4,262	Aspen Technology, Inc.(a)	1,130,496
40,663	Blackline, Inc.(a)	1,964,023
14,240	Microsoft Corporation	5,653,138
22,823	Oracle Corporation	3,789,987
14,447	Salesforce, Inc.	4,303,039
		17,845,765
	SPECIALTY FINANCE - 1.6%
43,068	Ally Financial, Inc.	1,597,823

	TECHNOLOGY HARDWARE - 1.6%
6,668	Apple, Inc.	1,612,589

	TECHNOLOGY SERVICES - 2.3%
4,458	S&P Global, Inc.	2,379,413

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8%
3,166	Union Pacific Corporation	$781,021

	TOTAL COMMON STOCKS (Cost $71,644,592)	91,381,439

	SHORT-TERM INVESTMENT — 9.7%
	MONEY MARKET FUND - 9.7%
9,837,979	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.27% (Cost $9,837,979)(b)	9,837,979

	TOTAL INVESTMENTS - 100.0% (Cost $81,482,571)	$101,219,418
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(1,401)
	NET ASSETS - 100.0%	$101,218,017

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

(c)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ADVERTISING & MARKETING - 0.3%
2,042	Omnicom Group, Inc.	$168,996

	APPAREL & TEXTILE PRODUCTS - 2.0%
14,780	NIKE, Inc., Class B	1,173,975

	ASSET MANAGEMENT - 3.2%
7,470	Brookfield Asset Management Ltd.	422,653
24,072	Brookfield Corporation	1,394,731
5,129	Vitesse Energy, Inc.	131,867
		1,949,251
	BANKING - 6.3%
7,941	M&T Bank Corporation	1,522,449
30,429	US Bancorp	1,427,120
10,414	Wells Fargo & Company	815,624
		3,765,193
	BEVERAGES - 3.3%
4,204	Brown-Forman Corporation, Class A	138,858
1,059	Brown-Forman Corporation, Class B	35,063
317	Coca-Cola Company (The)	22,574
11,179	Diageo plc - ADR	1,216,499
3,687	PepsiCo, Inc.	565,844
		1,978,838
	BIOTECH & PHARMA - 3.6%
260	Eli Lilly & Company	239,364
8,965	Johnson & Johnson	1,479,404
796	Merck & Company, Inc.	73,431
3,459	Novartis A.G. - ADR	377,204
		2,169,403
	CABLE & SATELLITE - 0.6%
10,723	Comcast Corporation, Class A	384,741

	CHEMICALS - 1.1%
1,102	Linde plc	514,689

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	CHEMICALS - 1.1% (Continued)
2,239	Minerals Technologies, Inc.	$153,909
		668,598
	CONSUMER SERVICES - 0.2%
1,501	Service Corp International	121,581

	DIVERSIFIED INDUSTRIALS - 1.3%
2,863	General Electric Company	592,583
868	Honeywell International, Inc.	184,789
		777,372
	ELECTRIC UTILITIES - 0.5%
1,417	Duke Energy Corporation	166,483
2,112	Sempra Energy	151,156
		317,639
	ENTERTAINMENT CONTENT - 1.7%
8,840	Walt Disney Company (The)	1,005,992

	FOOD - 1.9%
1,183	Ingredion, Inc.	154,512
15,364	Mondelez International, Inc., Class A	986,829
		1,141,341
	GAS & WATER UTILITIES - 0.4%
699	Chesapeake Utilities Corporation	88,724
1,276	Middlesex Water Company	63,966
2,339	NiSource, Inc.	95,455
		248,145
	HOUSEHOLD PRODUCTS - 5.3%
1,134	Kimberly-Clark Corporation	161,039
6,194	Procter & Gamble Company (The)	1,076,765
34,931	Unilever plc - ADR	1,977,095
		3,214,899
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
977	Goldman Sachs Group, Inc. (The)	607,977

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INSURANCE - 18.7%
9,058	Berkshire Hathaway, Inc., Class B(a)	$4,654,271
4,541	Brown & Brown, Inc.	538,290
2,295	Enstar Group Ltd.(a)	763,776
12,338	Progressive Corporation (The)	3,479,316
969	White Mountains Insurance Group Ltd.	1,792,166
		11,227,819
	INTERNET MEDIA & SERVICES - 1.0%
2,623	Alphabet, Inc., Class C	451,733
255	Meta Platforms, Inc., Class A	170,391
		622,124
	LEISURE FACILITIES & SERVICES - 1.6%
1,137	McDonald’s Corporation	350,571
5,265	Starbucks Corporation	609,740
		960,311
	MACHINERY - 0.2%
427	CSW Industrials, Inc.	130,700

	MEDICAL EQUIPMENT & DEVICES - 2.5%
3,931	Abbott Laboratories	542,518
6,440	Baxter International, Inc.	222,244
1,034	Danaher Corporation	214,824
570	Thermo Fisher Scientific, Inc.	301,507
517	Waters Corporation(a)	195,085
		1,476,178
	OIL & GAS PRODUCERS - 3.1%
2,023	Chevron Corporation	320,888
4,264	Enterprise Products Partners, L.P.	142,460
10,806	Phillips 66	1,401,431
		1,864,779
	RETAIL - CONSUMER STAPLES - 0.7%
4,174	Walmart, Inc.	411,598

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY - 0.0%(b)
4	AutoZone, Inc.(a)	$13,972

	RETAIL REIT - 0.1%
1,034	Saul Centers, Inc.	38,723

	SEMICONDUCTORS - 4.6%
8,255	Applied Materials, Inc.	1,304,867
455	ASML Holding N.V. - ADR	322,631
47,983	Intel Corporation	1,138,637
		2,766,135
	SOFTWARE - 2.4%
23,459	Blackline, Inc.(a)	1,133,069
830	Microsoft Corporation	329,502
		1,462,571
	SPECIALTY FINANCE - 7.3%
13,277	American Express Company	3,995,846
754	Credit Acceptance Corporation(a)	371,262
		4,367,108
	STEEL - 0.1%
1,500	Commercial Metals Company	72,660

	TECHNOLOGY HARDWARE - 0.6%
1,551	Apple, Inc.	375,094

	TECHNOLOGY SERVICES - 11.4%
5,405	Mastercard, Inc., Class A	3,114,956
10,276	Visa, Inc., Class A	3,727,208
		6,842,164
	TIMBER REIT - 0.1%
2,306	Rayonier, Inc.	61,086

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2025

Shares		Fair Value

	COMMON STOCKS — 96.3% (Continued)
	TOBACCO & CANNABIS - 4.1%
13,945	Altria Group, Inc.	$778,828
10,920	Philip Morris International, Inc.	1,695,659
		2,474,487
	TRANSPORTATION & LOGISTICS - 2.4%
3,419	Expeditors International of Washington, Inc.	401,254
1,202	Norfolk Southern Corporation	295,392
3,079	Union Pacific Corporation	759,559
		1,456,205
	TRANSPORTATION EQUIPMENT - 1.6%
9,487	Allison Transmission Holdings, Inc.	965,302

	WHOLESALE - CONSUMER STAPLES - 1.1%
9,034	Sysco Corporation	682,428

	TOTAL COMMON STOCKS (Cost $17,278,433)	57,965,385

	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND - 3.6%
2,137,544	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.27% (Cost $2,137,544)(c)	2,137,544

	TOTAL INVESTMENTS - 99.9% (Cost $19,415,977)	$60,102,929
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	71,347
	NET ASSETS - 100.0%	$60,174,276

ADR	- American Depositary Receipt

L.P.	- Limited Partnership

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025

	FM Focus	FM Compounders
	Equity ETF	Equity ETF
ASSETS
Investment securities:
At cost	$81,482,571	$19,415,977
At value	$101,219,418	$60,102,929
Dividends and interest receivable	53,952	104,369
TOTAL ASSETS	101,273,370	60,207,298

LIABILITIES
Investment advisory fees payable	55,353	33,022
TOTAL LIABILITIES	55,353	33,022
NET ASSETS	$101,218,017	$60,174,276

Net Assets Consist Of:
Paid in capital	$82,525,244	$18,538,972
Accumulated earnings	18,692,773	41,635,304
NET ASSETS	$101,218,017	$60,174,276

Net Asset Value Per Share:
Net Assets	$101,218,017	$60,174,276
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,240,000	2,348,047
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$31.24	$25.63

See accompanying notes to financial statements.

The FM ETFs
STATEMENTS OF OPERATIONS
For the Year and Period Ended February 28, 2025

	FM Focus	FM Compounders
	Equity ETF	Equity ETF (a)
INVESTMENT INCOME
Dividends	$724,944	$361,754
Interest	202,712	86,520
Less: Foreign withholding taxes	(2,492)	(2,010)
TOTAL INVESTMENT INCOME	925,164	446,264

EXPENSES
Investment advisory fees	678,141	135,081
TOTAL EXPENSES	678,141	135,081

NET INVESTMENT INCOME	247,023	311,183

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	12,240,548	7,272,972
Investments	(29,879)	786,472
	12,210,669	8,059,444

Net change in unrealized depreciation on investments	(47,193)	(6,613,967)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,163,476	1,445,477

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,410,499	$1,756,660

(a)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

See accompanying notes to financial statements.

FM Focus Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2025	February 29, 2024
FROM OPERATIONS
Net investment income	$247,023	$357,910
Net realized gain on investments	12,210,669	25,728,089
Net change in unrealized depreciation on investments	(47,193)	(8,004,020)
Net increase in net assets resulting from operations	12,410,499	18,081,979

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(2,114,896)	(1,136,968)
Net decrease in net assets resulting from distributions to shareholders	(2,114,896)	(1,136,968)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	63,588,995	71,549,596
Cost of shares redeemed	(62,499,740)	(70,904,155)
Net increase in net assets resulting from shares of beneficial interest	1,089,255	645,441

TOTAL INCREASE IN NET ASSETS	11,384,858	17,590,452

NET ASSETS
Beginning of Year	89,833,159	72,242,707
End of Year	$101,218,017	$89,833,159

SHARE ACTIVITY
Shares Sold	2,130,000	2,895,000
Shares Redeemed	(2,090,000)	(2,850,000)
Net increase in shares of beneficial interest outstanding	40,000	45,000

See accompanying notes to financial statements.

FM Compounders Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$311,183
Net realized gain on investments	8,059,444
Net change in unrealized depreciation on investments	(6,613,967)
Net increase in net assets resulting from operations	1,756,660

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(139,459)
Net decrease in net assets resulting from distributions to shareholders	(139,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	74,735,741
Cost of shares redeemed	(16,178,666)
Net increase in net assets resulting from shares of beneficial interest	58,557,075

TOTAL INCREASE IN NET ASSETS	60,174,276

NET ASSETS
Beginning of Period	—
End of Period	$60,174,276

SHARE ACTIVITY
Shares Sold	2,988,054
Shares Redeemed	(640,007)
Net increase in shares of beneficial interest outstanding	2,348,047

(a)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

See accompanying notes to financial statements.

FM Focus Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	February 28, 2025	February 29, 2024	February 28, 2023(1)
Net asset value, beginning of period	$28.07	$22.90	$25.01

Activity from investment operations:
Net investment income (2)	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	3.75	5.41	(1.88)
Total from investment operations	3.83	5.53	(1.84)

Less distributions from:
Net investment income	(0.08)	(0.12)	(0.03)
Net realized gains	(0.58)	(0.24)	(0.24)
Total distributions	(0.66)	(0.36)	(0.27)

Net asset value, end of period	$31.24	$28.07	$22.90
Total return (4)(6)	13.57%	24.25%	(7.34)%
Net assets, at end of period (000s)	$101,218	$89,833	$72,243

Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.25%	0.45%	0.19%
Portfolio Turnover Rate (4)(5)	58%	53%	77%

(1)	The FM Focus Equity ETF commenced operations on April 22, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FM Compounders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2025 (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	0.56
Total from investment operations	0.68

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$25.63
Total return (4)(6)	2.74%
Net assets, at end of period (000s)	$60,174

Ratio of net expenses to average net assets (3)	0.70%
Ratio of net investment income to average net assets (3)	1.61%
Portfolio Turnover Rate (4)(5)	21%

(1)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

1.	ORGANIZATION

The FM Focus Equity ETF (“FMCX”) , formerly known as “FMC Excelsior Focus Equity ETF”, and the FM Compounders Equity ETF (“FMCE”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek long-term capital appreciation. Each Fund’s investment objective is non-fundamental. FMCX and FMCE commenced operations on April 22, 2022 and November 8, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025 for the Funds’ assets measured at value:

FMCX
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$91,381,439	$—	$—	$91,381,439
Short-Term Investment	9,837,979	—	—	9,837,979
Total	$101,219,418	$—	$—	$101,219,418

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

FMCE
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$57,965,385	$—	$—	$57,965,385
Short-Term Investment	2,137,544	—	—	2,137,544
Total	$60,102,929	$—	$—	$60,102,929

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In-Kind Seeding – The seeding (capital required to fund initial creation units to commence trading) of each Fund was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

FMCE was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on November 8, 2024. The transactions were structured as tax-free exchanges of shares. FMCE carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities
acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$68,326,309	$21,025,390	$47,300,919

The above securities were contributed at fair value of $68,326,309 and unrealized appreciation of $47,300,919, in exchange for 2,733,053 shares at a NAV of $25.00.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax year ended February 28, 2023 and February 29, 2024, or expected to be taken in the Fund’s February 28, 2025 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

3.	INVESTMENT TRANSACTIONS

For the year and period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$93,744,679	$53,060,876
FMCE	$12,187,693	$15,174,412

For the year and period ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$253,483	$46,744,151
FMCE	$21,025,391	$8,814,695

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Advisory, LLC dba Vident Asset Management, as the trading sub-adviser (the “Sub-Adviser”), to trade portfolio securities for the Funds’ in accordance with instructions provided by the Adviser and select broker-dealers to execute purchase and sale transactions. The Trust has entered into a Custody Agreement with State Street Bank and Trust Company (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year and period ended February 28, 2025, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
FMCX	0.70%	$678,141
FMCE	0.70%	$135,081

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses. The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or the Adviser receives quarterly fees. For the year and period ended February 28, 2025, the Independent Trustees received fees in the amount of $10,627 and $1,750 from FMCX and FMCE, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
FMCX	$100	2.00%
FMCE	$150	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the net asset value per Creation Unit.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods were as follows:

For fiscal year or period ended February 28, 2025

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FM Focus Equity ETF	$246,098	$1,868,798	$—	$2,114,896
FM Compounders Equity ETF	139,459	—	—	139,459

For fiscal year ended February 29, 2024

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FM Focus Equity ETF	$370,411	$766,557	$—	$1,136,968

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Ticker	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FM Focus Equity ETF	$17,170	$—	$(1,012,500)	$—	$—	$19,688,103	$18,692,773
FM Compounders Equity ETF	168,626	777,817	—	—	—	40,688,861	41,635,304

The FM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the fiscal year ended February 28, 2025, as follows:

	Paid	Accumulated
	In	Earnings
Ticker	Capital	(Losses)
FM Focus Equity ETF	$12,220,766	$(12,220,766)
FM Compounders Equity ETF	7,282,816	(7,282,816)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The FM Focus Equity ETF incurred and elected to defer such capital losses as follows of $1,012,500.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At February 28, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (deprecation) of securities, are as follows:

		Gross	Gross	Tax Net
		Unrealized	Unrealized	Unrealized
Ticker	Federal Tax Cost	Appreciation	Depreciation	Appreciation
FM Focus Equity ETF	$81,531,315	$20,351,229	$(663,126)	$19,688,103
FM Compounders Equity ETF	19,414,068	40,995,102	(306,241)	40,688,861

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FM Focus Equity ETF and FM Compounders Equity ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of February 28, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
FM Focus Equity ETF (formerly known as FMC Excelsior Focus Equity ETF)	For the year ended February 28, 2025	For the years ended February 28, 2025 and February 29, 2024	For the years ended February 28, 2025, February 29, 2024, and for the period from April 22, 2022 (commencement of operations) through February 28, 2023
FM Compounders Equity ETF	For the period from November 8, 2024 (commencement of operations) through February 28, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 29, 2025

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 fax | cohenco.com

The FM ETFs
Additional Information (Unaudited)
February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with First Manhattan Co. LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 16, 2024 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “First Manhattan Advisory Agreement”) between First Manhattan Co. LLC (“First Manhattan”) and the Trust, with respect to FM Focus Equity ETF (“FMFE”). In considering the renewal of the First Manhattan Advisory Agreement, the Board received materials specifically relating to the First Manhattan Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the First Manhattan Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the First Manhattan Advisory Agreement on behalf of FMFE and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the First Manhattan Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the employment history and responsibilities of the personnel servicing FMFE, noting no changes from the approval of the advisory agreement. The Board discussed the investment advisory services provided by First Manhattan, which included portfolio management, maintaining and engaging other parties in support of FMFE and monitoring compliance. The Board noted that First Manhattan designated all trading for FMFE and broker-dealer selection to the sub-adviser. The Board discussed the steps First Manhattan took to enhance its cybersecurity protocols and resiliency. The Board reviewed First Manhattan’s practices for monitoring compliance, which included reliance on the sub-adviser to provide pre-trade compliance checks. The Board noted that First Manhattan did not report any material data security incidents, compliance issues, SEC or regulatory examination

The FM ETFs
Additional Information (Unaudited)(Continued)
February 28, 2025

or investigation nor any material litigation or administrative action. The Board concluded that it could expect First Manhattan to continue providing satisfactory services to FMFE and its shareholders.

Performance. The Board observed that FMFE underperformed its benchmark, the S&P 500 Total Return Index, and its Morningstar category for the 1-year period ended July 31, 2024 and since inception. The Board further observed that FMFE outperformed its peer group median since inception. The Board noted that FMFE’s performance returns ranked 9 out of 11 peers for the 1-year period ended July 31, 2024 and ranked 5 out of 9 peers for the since inception period. The Board acknowledged First Manhattan’s explanation that the underperformance for the 1-year period ended July 31, 2024 could be attributed to the continued migration from the legacy portfolio with which FMFE was seeded in April 2022 towards the target composition and the concentration of the top largest companies in the index. The Board further acknowledged First Manhattan’s assertion that it believed the investment approach to prevail over the long-term. The Board concluded that FMFE’s performance was acceptable.

Fees and Expenses. The Board observed that the 0.70% advisory fee and net expense ratio was higher than FMFE’s Morningstar category and peer group averages and medians but below the highs of each. The Board noted that the advisory fee for FMFE ranked 7 out 11 peers. The Board acknowledged First Manhattan’s explanation that the advisory fee was reasonable due in part to the labor-intensive characteristic of operating FMFE. The Board concluded that the advisory fee charged by First Manhattan for FMFE was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by First Manhattan and observed that First Manhattan was earning a reasonable profit from FMFE. The Board determined that excessive profitability was not an issue for First Manhattan at this time with respect to FMFE.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of FMFE. The Board noted that First Manhattan indicated that FMFE had not reached an asset level where breakpoints would be appropriate, but agreed to reconsider the issue at the appropriate time. The Board determined to continue monitoring the asset levels of FMFE.

Conclusion. Having requested such information from First Manhattan as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between the Trust and First Manhattan was in the best interests of FMFE and its shareholders.

Renewal of Investment Sub-Advisory Agreement between First Manhattan Co. LLC and Vident Advisory, LLC dba Vident Asset Management

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 16, 2024 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended,

The FM ETFs
Additional Information (Unaudited)(Continued)
February 28, 2025

discussed the renewal of an investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between First Manhattan Co. LLC (“First Manhattan”) and Vident Advisory, LLC dba Vident Asset Management (“Vident”), with respect to FM Focus Equity ETF (“FMFE”). In considering the renewal of the Vident Sub-Advisory Agreement, the Board received materials specifically relating to the Vident Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Vident Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Vident Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Vident Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at Vident that were providing sub-advisory services to FMFE and noted no changes since the approval of the sub-advisory agreement. The Board acknowledged that Vident’s responsibility as trading sub-advisor included the implementation of First Manhattan’s investment decisions for FMFE, which included trading services and the monitoring and dissemination of daily data. The Board discussed Vident’s practices for monitoring compliance, which included the use of Bloomberg, and the annual testing of its cybersecurity plan. The Board concluded that it could expect Vident to continue providing high quality services to FMFE and its shareholders.

Performance. The Board observed that Vident continued to provide high quality trading services to FMFE and that FMFE’s performance was acceptable.

Fees and Expenses. The Board observed that Vident’s sub-advisory fee for FMFE, which was paid by the adviser out of its advisory fee, included breakpoints at higher level of AUM. The Board noted that the sub-advisory fee was in line with the fee for Vident’s other accounts. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Vident for FMFE. The Board observed that Vident was operating FMFE at a loss. The Board determined that excessive profitability was not an issue for Vident at this time.

Economies of Scale. The Board considered whether Vident would expect realized economies of scale with respect to the sub-advisory services provided to FMFE. The Board agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory agreement taking into consideration the impact of the sub-advisory expense. The Board concluded that it was unlikely that Vident was benefitting from any material economies of scale.

The FM ETFs
Additional Information (Unaudited)(Continued)
February 28, 2025

Conclusion. Having requested such information from Vident as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the sub-advisory agreement between First Manhattan and Vident was in the best interests of FMFE and its shareholders.

Approval of the Investment Advisory Agreement with First Manhattan Co. LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “FMC Advisory Agreement”) between First Manhattan Co. LLC (“FMC”) and the Trust, with respect to FM Compounders Equity ETF (“FMCF”). In considering the approval of the FMC Advisory Agreement, the Board received materials specifically relating to the FMC Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the FMC Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the FMC Advisory Agreement on behalf of FMCF and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the FMC Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted its experience and familiarity with First Manhattan as the adviser to one other series of the Trust and acknowledged the credentials and experience of the key personnel at First Manhattan that would be servicing FMCF. The Board noted that First Manhattan, among other things, would manage FMCF’s portfolio of securities and decide when to buy and sell such investments and assets. The Board observed that First Manhattan proposed the use of a trading sub-adviser, whom it had a good track record with, to assist with implementation of trading decisions made by First Manhattan’s portfolio management team. The Board received information about First Manhattan’s cybersecurity protocols and compliance program. The Board concluded that First Manhattan had sufficient quality and depth of personnel and resources to perform its duties under the proposed advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for FMCF for the Board to evaluate. The Board recalled its experience with First Manhattan as the adviser to one other series of the Trust and recognized that First Manhattan had the potential to provide satisfactory returns.

Fees and Expenses. The Board observed that the proposed unitary advisory fee and net expense ratio of 0.70% for FMCF was above the averages of its Morningstar category and peer group but below the highs of each. The Board acknowledged First Manhattan’s assertion that the advisory fee was reasonable given the resources it devotes to research and costs of utilizing a trading sub-

The FM ETFs
Additional Information (Unaudited)(Continued)
February 28, 2025

adviser with ETF trading experience. After discussion, the Board concluded that the advisory fees being charged by First Manhattan for FMCF was not unreasonable.

Profitability. The Board discussed that First Manhattan anticipated to earn a reasonable profit from its relationship with FMCF during the first two years of its existence. The Board determined that excessive profitability would not be an issue for First Manhattan with respect to FMCF at this time.

Economies of Scale. The Board considered whether First Manhattan would realize economies of scale during the initial period of the advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that First Manhattan indicated it was amenable to the discussion of adding breakpoints if the assets of FMCF experienced significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested such information from First Manhattan as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that approval of the advisory agreement with First Manhattan was in the best interests of FMCF and its future shareholders.

Approval of Investment Sub-Advisory Agreement between First Manhattan Co. LLC and Vident Advisory, LLC dba Vident Asset Management

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (“Vident Sub-Advisory Agreement”) between First Manhattan Co., LLC (“First Manhattan”) and Vident Advisory, LLC dba Vident Asset Management (“Vident”), with respect to FM Compounders Equity ETF (“FMCF”). In considering the approval of the Vident Sub-Advisory Agreement, the Board received materials specifically relating to the Vident Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Vident Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Vident Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Vident Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and experience of the key personnel at Vident that would provide trading sub-advisor services to FMCF and noted their familiarity of the individuals who have serviced an existing series of the Trust. The Board

The FM ETFs
Additional Information (Unaudited)(Continued)
February 28, 2025

acknowledged that Vident’s responsibility as trading sub-advisor would include the implementation of First Manhattan’s investment decisions for FMCF, which included trading services and the monitoring and dissemination of daily data. The Board concluded that it could expect Vident to provide satisfactory trading and other sub-advisory services to FMCF and its shareholders.

Performance. The Board noted that there was no prior performance for FMCF for the Board to evaluate. The Board recalled its experience with Vident as the sub- adviser to one other series of the Trust and recognized that Vident had the potential to provide satisfactory returns.

Fees and Expenses. The Board observed that Vident’s sub-advisory fee for FMCF, which was paid by the adviser out of its advisory fee, included breakpoints at higher level of AUM. The Board noted that the sub-advisory fee was in line with the fee for Vident’s other accounts. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Vident and observed that Vident anticipated no profits for the first two years of FMCF’s operations. The Board determined that excessive profitability would not be an issue for Vident.

Economies of Scale. The Board considered whether Vident would expect realized economies of scale with respect to the sub -advisory services provided to FMCF. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall advisory agreement taking into consideration the impact of the sub- advisory expense. The Board concluded that it was unlikely that Vident would be benefitting from any material economies of scale.

Conclusion. Having requested such information from Vident as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that approval of the sub-advisory agreement between First Manhattan and Vident was in the best interests of FMCF and its shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888 -530-2448 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Funds traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.fmexcelsioretfs.com.

INVESTMENT ADVISER
First Manhattan Co. LLC
399 Park Avenue, 27th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Pkwy, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	05/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	05/08/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	05/08/25